Finance And Other Income - Summarizes The Companys Finance And Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance And Other Income [Line Items]
Interest on cash and cash equivalents and deposits	$ 4,217	$ 19,188	$ 7,115
Other	1,172	643	582
Finance and other income	51,787	52,899	25,299
Exar Capital
Finance And Other Income [Line Items]
Interest on loans	44,043	33,068	17,602
Minera Exar
Finance And Other Income [Line Items]
Interest on loans	$ 2,355	$ 0	$ 0